Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Property, plant, and equipment, gross	$ 382	$ 386
Less: accumulated depreciation	(165)	(104)
Property and equipment, net	217	282
Office Equipment [Member]
Property, plant, and equipment, gross	145	143
Laboratory Equipment [Member]
Property, plant, and equipment, gross	112	111
Automobiles [Member]
Property, plant, and equipment, gross	23	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 102	$ 109